File No. 333-41803


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                             FT 233
         AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 3
           BUSINESS SERVICES 2000 GROWTH TRUST SERIES
            FINANCIAL SERVICES GROWTH TRUST, SERIES 4
           INVESTMENT SERVICES GROWTH TRUST, SERIES 3
              PHARMACEUTICAL GROWTH TRUST, SERIES 4
                TECHNOLOGY GROWTH TRUST, SERIES 7
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.    CHAPMAN AND CUTLER
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    March 31, 2003
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 233 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 233 AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 3, BUSINESS SERVICES 2000 GROWTH TRUST SERIES, FINANCIAL SERVICES GROWTH TRUST, SERIES 4, INVESTMENT SERVICES GROWTH TRUST, SERIES 3, PHARMACEUTICAL GROWTH TRUST, SERIES 4 AND TECHNOLOGY GROWTH TRUST, SERIES 7 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on March 31, 2003.

                         FT 233
                         AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 3
                           BUSINESS SERVICES 2000 GROWTH TRUST SERIES
                           FINANCIAL SERVICES GROWTH TRUST, SERIES 4
                           INVESTMENT SERVICES GROWTH TRUST, SERIES 3
                           PHARMACEUTICAL GROWTH TRUST, SERIES 4
                           TECHNOLOGY GROWTH TRUST, SERIES 7
                                    (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By  Robert M. Porcellino
                             Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen              Director           )
                            of The Charger     )
                            Corporation, the   ) March 31, 2003
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )
                                               )
Judith M. Van Kampen        Director           )
                            of The Charger     ) Robert M. Porcellino
                            Corporation, the   ) Attorney-in-Fact**
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

Karla M. Van Kampen-Pierre  Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

David G. Wisen              Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3